Cash and Cash Equivalents - Schedule Representing Cash and Cash Equivalents (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash	$ 2,366	$ 368
Short-Term Investments	507	10
Total	$ 2,873	$ 378	$ 186	$ 781